UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03205 and 811-21300

Name of Fund: BIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF
Government Securities Fund and Master Government Securities LLC, 55 East 52nd Street,
New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 03/31/2011

Item 1 – Report to Stockholders

March 31, 2011

Annual Report

BIF Government Securities Fund

BIF Treasury Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 ANNUAL REPORT MARCH 31, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge today, overall investor sentiment had improved considerably. In the first quarter of 2011, significant global events gave rise to new concerns about the future of the global economy. Political turmoil spread across the Middle East/North Africa (“MENA”) region, oil and other commodity prices soared, and markets recoiled as the nuclear crisis unfolded in the wake of a 9.0-magnitude earthquake and tsunami that struck Japan in March. These events shook investor confidence, but the global economic recovery would not be derailed.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have become increasingly positive in recent months.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to
2011, the aforementioned headwinds brought high volatility back to equity markets. A pick up in inflationary pressures caused emerging market equities to underperform developed markets, where threats of inflation remained relatively subdued. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011;
however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Global credit markets were surpris-
ingly resilient in the face of major headwinds during the first quarter. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market.
Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate in 2011 and the tax-exempt municipal market staged a mild rebound in the first quarter.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of March 31, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	17.31%	15.65%
US small cap equities (Russell 2000 Index)	25.48	25.79
International equities (MSCI Europe, Australasia, Far East Index)	10.20	10.42
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.90)	6.52
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.88)	5.12
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.68)	1.63
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.24	14.26
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/
shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued
partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Money Market Overview

For the Period Ended March 31, 2011

Throughout the 12-month period ended March 31, 2011, the Federal Open Market Committee (FOMC) maintained the target range for the federal funds rate at 0.00% to 0.25% while remaining consistent in its position that economic conditions were likely to warrant “exceptionally low levels of the federal funds rate for an extended period.” At its March 15, 2011 meeting, the FOMC acknowledged that labor markets “appear to be improving gradually” and that household spending and business investment continue to expand. The FOMC also confirmed its intention to continue the policy it announced in November 2010 to purchase $600 billion of longer-term Treasury securities by the end of June 2011. While these large-scale asset purchases have the intent of keeping interest rates low, they also result in a reduced supply of overnight repurchase agreements due to the limited amount of longer-term Treasury securities available to collateralize them. As the United States approached its national debt ceiling in early 2011, the
US Treasury announced its intention to gradually reduce the balance of its Supplementary Financing Program account from $200 billion to $5 billion by letting currently outstanding Treasury bills mature without rolling them over. This action has the effect of increasing reserves in the banking system while reducing the supply of Treasury bills. The tightening in supply of Treasury bills and overnight repurchase agreements drove rates down on those instruments toward the end of the period.

Early in May 2010, heightened concerns about sovereign risk in certain peripheral European countries led to increased financial market volatility and upward pressure on the London Interbank Offered Rates (LIBOR settings). To improve liquidity conditions in US dollar short-term credit markets in Europe, the US Federal Reserve Bank reestablished temporary US dollar liquidity swap facilities with the European Central Bank (ECB), while the
ECB established long-term financing operations of various tenors to provide additional liquidity to the market. The European Union (EU), the ECB and the International Monetary Fund announced a coordinated package of financial aid totaling Euro 750 billion (close to $1 trillion in US dollar terms).
Ultimately, the tone of the short-term credit markets improved, and LIBOR settings stabilized, by the end of June 2010. In a continued effort to further strengthen the Euro-zone financial system, at its summit held in March 2011, the European Union adopted a preliminary framework to address the size and scope of financial stability mechanisms, bank stress tests, fiscal reform, and surveillance of macroeconomic imbalances. Short-dated LIBOR settings finished the period unchanged on a year-over-year basis. The slope of the LIBOR curve as measured from one month to one year, flattened by
14 basis points, led by a decline in the one-year LIBOR setting.

In the tax-exempt space, historically low rates resulted in an overall decline in money fund assets over the past 12 months. The seven-day Securities
Industry and Financial Markets Association Index remained in a tight range around 0.28%, its average rate for the annual period. While tax-exempt money market funds, which are comprised primarily of municipal variable rate demand notes (VRDNs), experienced declining assets during the period, non-traditional buyers stepped into the tax-exempt market, which kept dealer inventories low and manageable throughout the year. Non-traditional buy-
ers were drawn to the favorable yields offered on VRDNs, which served as an attractive alternative to asset-backed commercial paper, where supply had dwindled. Demand for VRDNs was further supported by recent regulatory amendments requiring higher levels of liquidity in money market funds.

Although municipal issuers have limited the new supply of VRDNs, the market has turned its focus to the expiration of bank commitments enhancing over $100 billion of outstanding municipal VRDNs in 2011. As of this writing, issuers have been replacing the expiring commitments according to schedule and without difficulty. Additional banks are increasing their participation in the space, which provides better diversification for municipal money market funds.

State and local governments continued to struggle with budget shortfalls and reduced their overall issuance of municipal notes. The one-year municipal yield remained relatively stable throughout the year, hovering around 0.38%, as measured by Thomson Municipal Market Data.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4 ANNUAL REPORT MARCH 31, 2011

Fund Information as of March 31, 2011

BIF Government Securities Fund

BIF Government Securities Fund's (formerly CMA Government Securities Fund) (the “Fund”) investment objective is to seek preservation of capital, cur-
rent income and liquidity.

	7-Day	7-Day
Yields	SEC Yield	Yield
As of March 31, 2011	0.00%	0.00%

BIF Treasury Fund

BIF Treasury Fund's (formerly CMA Treasury Fund) (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income.

	7-Day	7-Day
Yields	SEC Yield	Yield
As of March 31, 2011	0.00%	0.00%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.
Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, distribution fees including 12b-1 fees and other Fund expenses.
The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2010 and held through March 31,
2011) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of own-
ing different funds. If these transactional expenses were included, share-
holder expenses would have been higher.

		Actual			Hypothetical[2]
		Ending			Ending
	Beginning	Account Value		Beginning	Account Value
	Account Value	March 31,	Expenses Paid	Account Value	March 31,	Expenses Paid	Annualized
	October 1, 2010	2011	During the Period[1]	October 1, 2010	2011	During the Period[1]	Expense Ratio
BIF Government
Securities Fund	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,024.00	$0.91	0.18%
BIF Treasury Fund	$1,000.00	$1,000.10	$0.75	$1,000.00	$1,024.15	$0.76	0.15%

1 For each Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Funds are feeder funds, the expense table example reflects the expenses of both the Fund and the Master LLC in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

ANNUAL REPORT MARCH 31, 2011 5

Statements of Assets and Liabilities
	BIF	BIF
	Government	Treasury
March 31, 2011	Securities Fund	Fund
Assets
Investments at value — Master Government Securities LLC and Master Treasury LLC (individually “Government LLC”
and “Treasury LLC”, or collectively, the “Master LLCs”), respectively[1]	$208,511,561	$1,625,804,774
Capital shares sold receivable	636,152	—
Distribution fees receivable	40	—
Prepaid expenses	24,535	16,029
Total assets	209,172,288	1,625,820,803
Liabilities
Contributions payable to the Master LLC	636,152	—
Administration fees payable	7,021	75,103
Officer's fees payable	70	356
Other accrued expenses payable	12,453	26,588
Total liabilities	655,696	102,047
Net Assets	$208,516,592	$1,625,718,756
Net Assets Consist of
Paid-in capital[2]	$208,515,076	$1,625,682,972
Accumulated net realized gain allocated from the Master LLCs	1,516	35,784
Net Assets, $1.00 net asset value per share	$208,516,592	$1,625,718,756
[1] Investments at cost	$208,511,561	$1,625,804,774
[2] Shares outstanding, unlimited number of shares authorized, $0.10 par value	208,515,078	1,625,682,974

See Notes to Financial Statements.

6 ANNUAL REPORT MARCH 31, 2011

Statements of Operations
	BIF	BIF
	Government	Treasury
Year Ended March 31, 2011	Securities Fund	Fund
Investment Income
Income	$ 68	—
Net investment income allocated from the Master LLCs:
Interest	529,608	$ 2,258,223
Total expenses	(778,435)	(2,572,980)
Fees waived	623,132	1,209,800
Total income	374,373	895,043
Expenses
Administration	724,433	3,626,068
Distribution	357,376	1,805,263
Registration	81,156	27,419
Transfer agent	34,010	131,605
Professional	25,795	32,880
Printing	17,893	57,271
Officer	141	722
Miscellaneous	10,089	17,107
Total expenses	1,250,893	5,698,335
Less fees waived by administrator	(519,192)	(2,998,241)
Less distribution fees waived	(357,376)	(1,805,263)
Total expenses after fees waived	374,325	894,831
Net investment income	48	212
Realized Gain Allocated from the Master LLCs
Net realized gain on investments	17,416	93,570
Net Increase in Net Assets Resulting from Operations	$ 17,464	$ 93,782

See Notes to Financial Statements.

ANNUAL REPORT MARCH 31, 2011 7

Statements of Changes in Net Assets
	BIF		BIF
	Government		Treasury
	Securities Fund		Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	$ 48	$ 503	$ 212	$ 495,999
Net realized gain	17,416	17,308	93,570	173,302
Net increase in net assets resulting from operations	17,464	17,811	93,782	669,301
Dividends and Distributions to Shareholders From
Net investment income	(48)	(84,596)	(212)	(946,975)
Net realized gain	(25,915)	(7,293)	(119,789)	(25,501)
Decrease in net assets resulting from dividends and distributions to shareholders	(25,963)	(91,889)	(120,001)	(972,476)
Capital Share Transactions
Net proceeds from sale of shares	1,719,029,241	2,098,183,806	4,391,156,625	5,877,610,950
Reinvestment of dividends and distributions	25,816	91,408	119,526	972,468
Cost of shares redeemed	(1,831,172,546)	(2,446,034,769)	(4,442,865,253)	(8,436,287,247)
Net decrease in net assets derived from capital share transactions	(112,117,489)	(347,759,555)	(51,589,102)	(2,557,703,829)
Net Assets
Total decrease in net assets	(112,125,988)	(347,833,633)	(51,615,321)	(2,588,007,004)
Beginning of year	320,642,580	668,476,213	1,677,334,077	4,235,341,081
End of year	$ 208,516,592	$ 320,642,580	$1,625,718,756	$1,677,334,077

See Notes to Financial Statements.

8 ANNUAL REPORT MARCH 31, 2011

Financial Highlights			BIF Government Securities Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0000	0.0070	0.0369	0.0439
Net realized gain (loss)	0.0001	0.0000	0.0001	(0.0005)	0.0003
Net increase from investment operations	0.0001	0.0000	0.0071	0.0364	0.0442
Dividends and distributions from:
Net investment income	(0.0000)	(0.0002)	(0.0070)	(0.0369)	(0.0439)
Net realized gain	(0.0001)	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0001)	(0.0002)	(0.0070)	(0.0369)	(0.0439)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.01%	0.03%	0.70%	3.74%	4.46%
Ratios to Average Net Assets[2]
Total expenses	0.49%[3]	0.50%	0.63%	0.66%	0.70%
Total expenses after fees waived	0.18%	0.22%	0.55%	0.66%	0.70%
Net investment income	0.00%[4]	0.00%[4]	0.67%	3.53%	4.41%
Supplemental Data
Net assets, end of year (000)	$208,517	$ 320,643	$ 668,476	$ 797,803	$ 503,160

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
3 Ratio includes the Fund’s share of the Master LLC’s allocated fees waived of 0.22%.
4 Amount is less than 0.01%.

See Notes to Financial Statements.

ANNUAL REPORT MARCH 31, 2011 9

Financial Highlights				BIF Treasury Fund
		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0002	0.0064	0.0343	0.0421
Net realized gain (loss)	0.0001	0.0001	0.0001	(0.0002)	0.0003
Net increase from investment operations	0.0001	0.0003	0.0065	0.0341	0.0424
Dividends and distributions from:
Net investment income	(0.0000)	(0.0004)	(0.0064)	(0.0343)	(0.0421)
Net realized gain	(0.0001)	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0001)	(0.0004)	(0.0064)	(0.0343)	(0.0421)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.01%	0.04%	0.64%	3.48%	4.28%
Ratios to Average Net Assets[2]
Total expenses	0.49%[3]	0.53%	0.57%	0.60%	0.68%
Total expenses after fees waived	0.16%	0.20%	0.50%	0.60%	0.68%
Net investment income	0.00%[4]	0.02%	0.46%	2.92%	4.22%
Supplemental Data
Net assets, end of year (000)	$1,625,719	$ 1,677,334	$ 4,235,341	$ 2,434,583	$ 462,854

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
3 Ratio includes the Fund’s share of the Master LLC’s allocated fees waived of 0.08%.
4 Amount is less than 0.01%.

See Notes to Financial Statements.

10 ANNUAL REPORT MARCH 31, 2011

BIF Government Securities Fund and BIF Treasury Fund
Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BIF Government Securities Fund and BIF Treasury Fund (formerly CMA
Government Securities Fund and CMA Treasury Fund, respectively)
(collectively the “Funds” or individually a “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as no load, diversified, open end management investment companies.
Each Fund is organized as a Massachusetts business trust. BIF
Government Securities Fund and BIF Treasury Fund seek to achieve their investment objectives by investing all of their assets in Master
Government Securities LLC and Master Treasury LLC, respectively, (collec-
tively the “Master LLCs” or individually a “Master LLC”), which have the same investment objectives and strategies as the Funds. Each Master
LLC is organized as a Delaware limited liability company. The value of each Fund’s investment in the respective Master LLC reflects each Fund’s proportionate interest in the net assets of the respective Master LLC. The percentage of the Master LLCs owned by the applicable Fund at March
31, 2011 was 42.0% for BIF Government Securities Fund and 61.9% for
BIF Treasury Fund. The performance of each Fund is directly affected by the performance of the Master LLCs. The financial statements of the
Master LLCs, including the Schedules of Investments, are included else-
where in this report and should be read in conjunction with the Funds'
financial statements. The Board of Trustees of the Funds and Board of
Directors of the Master LLCs are referred to throughout this report as the
“Board of Directors” or the “Board”. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require manage-
ment to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transac-
tion between market participants at the measurement date. The Funds record their investment in the respective Master LLC at fair value based on the Funds' proportionate interest in the net assets of the respective
Master LLC. Valuation of securities held by the Master LLCs is discussed in Note 1 of the Master LLCs’ Notes to Financial Statements, which are included elsewhere in this report. Each Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLCs are accounted for on a trade date basis. Each Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Funds accrue their own income and expenses.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for each of the four years ended March 31, 2011. The statutes of limitations on each
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Funds may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. This amount is shown as income on the Statements of Operations.

2. Administration Agreement and Other Transactions with
Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but
BAC and Barclays are not.

Each Fund entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of each Fund’s respective net assets. The Funds do not pay an investment advisory fee or investment management fee.

ANNUAL REPORT MARCH 31, 2011 11

BIF Government Securities Fund and BIF Treasury Fund
Notes to Financial Statements (concluded)

Each Fund has entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (”BRIL“), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in
accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.125% of each Fund’s respective average daily net assets.

The Administrator and BRIL voluntarily agreed to waive their respective administration and distribution fees and/or reimburse operating expenses to enable the Funds to maintain a minimum daily net invest-
ment income dividend. These amounts are reported in the Statements of
Operations as fees waived by administrator and distribution fees waived.
The Administrator and BRIL may discontinue the waiver or reimburse-
ment at any time.

Certain officers and/or directors of the Funds are officers and/or direc-
tors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Funds' Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and dis-
tributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

4. Income Tax Information:

The tax character of distributions paid during the years ended March 31, 2011 and March 31, 2010 was as follows:

	March 31, 2011		March 31, 2010
	BIF Government	BIF	BIF Government	BIF
	Securities Fund	Treasury Fund	Securities Fund	Treasury Fund
Ordinary income	$ 25,963	$ 120,001	$ 91,889	$ 972,476
Total distributions	$ 25,963	$ 120,001	$ 91,889	$ 972,476

As of March 31, 2011, there were no significant differences between book and tax components of net assets.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

12 ANNUAL REPORT MARCH 31, 2011

BIF Government Securities Fund and BIF Treasury Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Trustees of BIF
Government Securities Fund and BIF Treasury Fund:

We have audited the accompanying statements of assets and liabilities of BIF Government Securities Fund and BIF Treasury Fund (formerly CMA
Government Securities Fund and CMA Treasury Fund, respectively) (the
“Funds”) as of March 31, 2011, and the related statements of opera-
tions for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of
BIF Government Securities Fund and BIF Treasury Fund as of March 31,
2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 26, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended March 31, 2011:

	BIF
	Government	BIF
	Securities	Treasury
	Fund	Fund
Federal Obligation Interest*	0.12%	0.18%
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents**	100.00%	100.00%

* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

ANNUAL REPORT MARCH 31, 2011 13

Master Government Securities LLC and Master Treasury LLC
Portfolio Information as of March 31, 2011

Portfolio Composition
Percent of
Master Government Securities LLC	Net Assets
U.S. Treasury Obligations	61%
Repurchase Agreements	39
Total	100%

Percent of
Master Treasury LLC	Net Assets
U.S. Treasury Obligations	100%
Total	100%

14 ANNUAL REPORT MARCH 31, 2011

Master Government Securities LLC
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.19%, 4/07/11	$ 40,000	$39,998,762
0.15%, 4/14/11	10,000	9,999,426
0.15%, 5/05/11	40,000	39,994,167
0.15%, 5/12/11	5,000	4,999,125
0.20%, 5/26/11	15,000	14,995,450
0.15% – 0.21%, 6/02/11	20,000	19,993,788
0.19%, 6/09/11	8,000	7,997,122
0.19%, 6/16/11	20,000	19,991,872
0.10%, 6/30/11	25,000	24,993,681
0.19%, 7/14/11	15,000	14,991,906
0.19%, 7/21/11	10,000	9,994,244
0.19%, 7/28/11	10,000	9,993,885
0.17%, 8/18/11	25,000	24,983,958
0.16%, 9/08/11	10,000	9,993,068
0.15%, 9/22/11	40,000	39,970,833
0.23%, 10/20/11	10,000	9,987,031
Total U.S. Treasury Obligations — 61.0%		302,878,318
Repurchase Agreements
Bank of America Merrill Lynch Inc., 0.08%,
4/01/11 (Purchased on 3/31/11 to be repurchased
at $18,000,040, collateralized by U.S. Treasury Note,
0.38% due 10/31/12, par and fair values of
$18,397,300 and $18,360,031, respectively)	18,000	18,000,000
Citigroup Global Markets, Inc., 0.11%, 4/06/11
(Purchased on 3/30/11 to be repurchased at
$24,000,513, collateralized by U.S. Treasury Note,
3.00% due 9/30/16, par and fair values of
$23,734,600 and $24,480,009, respectively)	24,000	24,000,000
Credit Suisse Securities, (USA), LLC, 0.12%, 4/01/11
(Purchased on 3/31/11 to be repurchased at
$22,000,073, collateralized by U.S. Treasury Note,
4.63% due 11/15/16, par and fair values of
$19,795,000 and $22,443,213, respectively)	22,000	22,000,000
Deutsche Bank Securities, Inc., 0.11%, 4/06/11
(Purchased on 3/30/11 to be repurchased at
$24,000,513, collateralized by U.S. Treasury STRIPS†,
0.00% due 8/15/23, par and fair values of
$40,939,878 and $24,480,000, respectively)	24,000	24,000,000
HSBC Securities (USA), Inc., 0.12%, 4/01/11
(Purchased on 3/31/11 to be repurchased at
$19,110,064, collateralized by various U.S. Treasury
Inflation Index Bonds, 1.25% – 2.63% due
4/15/11 – 7/15/20, par and fair values of
$16,934,000 and $19,493,215, respectively)	19,110	19,110,000
Mizuho Securities USA LLC, 0.12%, 4/01/11
(Purchased on 3/31/11 to be repurchased at
$18,000,060, collateralized by U.S. Treasury Note,
1.00% due 7/31/11, par and fair values of
$18,278,900 and 18,360,092, respectively)	18,000	18,000,000
Morgan Stanley & Co. Inc., 0.11%, 4/01/11
(Purchased on 3/31/11 to be repurchased at
$22,000,067, collateralized by U.S. Treasury Inflation
Index Bond, 2.38% due 1/15/25, par and fair values
of $17,091,500 and $22,440,114, respectively)	22,000	22,000,000

	Par
Issue	(000)	Value
Repurchase Agreements (concluded)
RBS Securities Inc., 0.12%, 4/01/11 (Purchased on
3/31/11 to be repurchased at $23,000,077,
collateralized by U.S. Treasury Note, 3.00%
due 2/28/17, par and fair values of $22,860,000
and $23,464,354, respectively)	$ 23,000	$ 23,000,000
UBS Securities LLC, 0.12%, 4/01/11 (Purchased
on 3/31/11 to be repurchased at $23,000,077,
collateralized by U.S. Treasury Note, 0.63% due
2/28/13, par and fair values of $23,512,800 and
$23,460,049, respectively)	23,000	23,000,000
Total Repurchase Agreements — 38.9%		193,110,000
Total Investments (Cost — $495,988,318*) — 99.9%		495,988,318
Other Assets Less Liabilities — 0.1%		701,151
Net Assets — 100.0%	$ 496,689,469

* Cost for Federal Income tax purposes.
† Separately Traded Registered Interest and Principal of Securities (STRIPS).
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for iden-
tical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in deter-
mining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury
Obligations	—	$ 302,878,318	—	$ 302,878,318
Repurchase
Agreements	—	193,110,000	—	193,110,000
Total	—	$ 495,988,318	—	$ 495,988,318

See Notes to Financial Statements.

ANNUAL REPORT MARCH 31, 2011 15

Master Treasury LLC
Schedule of Investments March 31, 2011
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.07% – 0.14%, 4/07/11	$ 188,729	$ 188,726,042
0.06% – 0.17%, 4/14/11	601,889	601,872,225
0.12%, 4/15/11	1,296	1,295,938
0.07% – 0.14%, 4/21/11	77,818	77,814,377
0.04% – 0.18%, 4/28/11	328,247	328,232,255
0.04% – 0.17%, 5/05/11	231,250	231,223,914
0.15% – 0.18%, 5/12/11	94,114	94,096,973
0.13% – 0.18%, 5/19/11	65,916	65,901,413
0.06% – 0.21%, 6/02/11	75,746	75,725,318
0.07% – 0.11%, 6/09/11	87,187	87,169,076
0.19%, 6/16/11	37,000	36,987,446
0.09% – 0.19%, 6/23/11	85,000	84,973,890
0.10% – 0.19%, 6/30/11	143,200	143,151,363
0.19%, 7/07/11	16,137	16,128,654
0.19%, 7/14/11	75,000	74,959,531
0.10% – 0.19%, 7/21/11	215,000	214,922,805
0.12% – 0.19%, 7/28/11	55,369	55,336,303
0.18%, 8/11/11	50,000	49,966,750
0.17%, 8/18/11	25,000	24,983,958
0.16%, 8/25/11	44,241	44,212,999
0.17%, 9/01/11	30,000	29,978,183
0.16%, 9/08/11	48,560	48,526,338
0.15%, 9/22/11	50,000	49,963,542
Total Investments (Cost — $2,626,149,293*) — 100.0%		2,626,149,293
Other Assets Less Liabilities — 0.0%		75,149
Net Assets — 100.0%		$2,626,224,442

* Cost for federal income tax purposes.
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for iden-
tical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of March 31, 2011 in deter-
mining the fair valuation of the Master LLC's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury
Obligations	—	$2,626,149,293	—	$2,626,149,293

See Notes to Financial Statements.

16 ANNUAL REPORT MARCH 31, 2011

Statements of Assets and Liabilities
	Master
	Government	Master
March 31, 2011	Securities LLC	Treasury LLC
Assets
Investments at value — unaffiliated[1]	$ 302,878,318	$2,626,149,293
Repurchase agreements at value — unaffiliated[2]	193,110,000	—
Cash	448	893
Contributions receivable from investors	769,105	306,993
Interest receivable	146	—
Prepaid expenses	12,879	24,917
Total assets	496,770,896	2,626,482,096
Liabilities
Investment advisory fees payable	20,233	127,087
Other affiliates payable	2,526	11,157
Directors’ fees payable	195	777
Other accrued expenses payable	58,473	118,633
Total liabilities	81,427	257,654
Net Assets	$ 496,689,469	$2,626,224,442
Net Assets Consist of
Investors’ capital	$ 496,689,469	$2,626,224,442
[1] Investments at cost — unaffiliated	$ 302,878,318	$2,626,149,293
[2] Repurchase agreements at cost — unaffiliated	$ 193,110,000	—

See Notes to Financial Statements.

ANNUAL REPORT MARCH 31, 2011 17

Statements of Operations
	Master
	Government	Master
Year Ended March 31, 2011	Securities LLC	Treasury LLC
Investment Income
Interest	$ 1,176,703	$ 3,891,460
Expenses
Investment advisory	1,499,133	4,002,449
Accounting services	78,698	212,636
Professional	63,336	44,083
Custodian	44,955	67,863
Directors	17,440	61,557
Printing	699	3,455
Miscellaneous	17,974	44,289
Total expenses	1,722,235	4,436,332
Less fees waived by advisor	(1,367,742)	(2,089,778)
Total expenses after fees waived	354,493	2,346,554
Net investment income	822,210	1,544,906
Realized Gain
Net realized gain from investments	40,397	162,209
Net Increase in Net Assets Resulting from Operations	$ 862,607	$ 1,707,115

Statements of Changes in Net Assets
	Master Government Securities LLC		Master Treasury LLC
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	$ 822,210	$ 1,182,597	$ 1,544,906	$ 2,829,644
Net realized gain	40,397	37,081	162,209	264,676
Net increase in net assets resulting from operations	862,607	1,219,678	1,707,115	3,094,320
Capital Transactions
Proceeds from contributions	5,679,330,714	5,503,473,147	12,725,558,637	16,001,007,571
Fair value of withdrawals	(5,863,968,369)	(5,994,676,614)	(12,957,269,818)	(18,866,037,313)
Net decrease in net assets derived from capital transactions	(184,637,655)	(491,203,467)	(231,711,181)	(2,865,029,742)
Net Assets
Total decrease in net assets	(183,775,048)	(489,983,789)	(230,004,066)	(2,861,935,422)
Beginning of year	680,464,517	1,170,448,306	2,856,228,508	5,718,163,930
End of year	$ 496,689,469	$ 680,464,517	$ 2,626,224,442	$ 2,856,228,508

See Notes to Financial Statements.

18 ANNUAL REPORT MARCH 31, 2011

Financial Highlights			Master Government Securities LLC
		Year Ended March 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	0.13%	0.18%	1.05%	4.16%	4.90%
Ratios to Average Net Assets
Total expenses	0.27%	0.26%	0.23%	0.24%	0.26%
Total expenses after fees waived and paid indirectly	0.06%	0.07%	0.20%	0.24%	0.26%
Net investment income	0.13%	0.14%	1.03%	3.99%	4.84%
Supplemental Data
Net assets, end of year (000)	$496,689	$ 680,465	$1,170,448	$1,308,122	$ 964,413

				Master Treasury LLC
		Year Ended March 31,
	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	0.08%	0.10%	0.98%	3.87%	4.70%
Ratios to Average Net Assets
Total expenses	0.18%	0.17%	0.16%	0.21%	0.26%
Total expenses after fees waived and paid indirectly	0.09%	0.14%	0.16%	0.21%	0.26%
Net investment income	0.06%	0.08%	0.81%	3.42%	4.63%
Supplemental Data
Net assets, end of year (000)	$2,626,224	$2,856,229	$5,718,164	$3,486,319	$ 874,719

See Notes to Financial Statements.

ANNUAL REPORT MARCH 31, 2011 19

Master Government Securities LLC and Master Treasury LLC
Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Master Government Securities LLC and Master Treasury LLC (collectively the “Master LLCs” or individually a “Master LLC”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and are organized as Delaware limited liability companies. Each
Master LLC’s Limited Liability Company Agreement permits the Board of
Directors (the “Board”) to issue non transferable interests in the Master
LLC, subject to certain limitations. The Master LLCs’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require man-
agement to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLCs:

Valuation: US GAAP defines fair value as the price the Master LLCs would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The
Master LLCs fair value their financial instruments at market value under policies approved by the Board. The Master LLCs’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any premiums and dis-
counts are recorded until the maturity of the security.

Repurchase Agreements: The Master LLCs may invest in repurchase agreements. In a repurchase agreement, the Master LLCs purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counter-
party is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal
Reserve book entry system or held in a segregated account by the
Master LLCs’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLCs could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in each Master LLC is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of that
Master LLC. Therefore, no federal income tax provision is required. It is intended that each Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the
Internal Revenue Code of 1986, as amended.

Each Master LLC files US federal and various state and local tax returns.
The statute of limitations on each Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2011. The statutes of limitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLCs have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Master LLCs for 1940 Act purposes, but BAC and Barclays are not.

The Master LLCs entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLCs’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is respon-
sible for the management of each Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master LLC. For such services, each
Master LLC pays the Manager a monthly fee at the following annual rates of each Master LLC’s average daily net assets as follows:

Portion of Average Daily Value of Net Assets	Rate
Not exceeding $500 million	0.250%
In excess of $500 million, but not exceeding $1 billion	0.175%
In excess of $1 billion	0.125%

20 ANNUAL REPORT MARCH 31, 2011

Master Government Securities LLC and Master Treasury LLC
Notes to Financial Statements (concluded)

The Manager has also voluntarily agreed to waive a portion of the advi-
sory fees and/or reimburse operating expenses of each Master LLC to enable the feeders that invest in the Master LLCs, respectively, to main-
tain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived by advisor.

The Manager entered into a sub-advisory agreement with BlackRock
Institutional Management Corporation (“BIMC”), an affiliate of the
Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each
Master LLC to the Manager.

For the year ended March 31, 2011, the Master LLCs reimbursed the
Manager for certain accounting services, which are included in account-
ing services in the Statements of Operations. The reimbursements were as follows:

Reimbursement
to Manager
Master Government Securities LLC	$ 12,012
Master Treasury LLC	$ 47,582

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLCs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master
LLCs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLCs;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the
Master LLCs may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLCs have unsettled or open transac-
tions may fail to or be unable to perform on its commitments. The
Master LLCs manage counterparty credit risk by entering into trans-
actions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLCs to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLCs’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master
LLCs’ Statements of Assets and Liabilities, less any collateral held by the Master LLCs.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each
Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjust-
ment or additional disclosure in the financial statements.

ANNUAL REPORT MARCH 31, 2011 21

Master Government Securities LLC and Master Treasury LLC
Report of Independent Registered Public Accounting Firm

To the Investors and Boards of Directors of Master
Government Securities LLC and Master Treasury LLC:

We have audited the accompanying statements of assets and liabilities of Master Government Securities LLC and Master Treasury LLC (the
“Master LLCs”), including the schedules of investments, as of March 31,
2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLCs’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLCs are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLCs’ internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of March
31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Master Government Securities LLC and Master Treasury LLC as of
March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 26, 2011

22 ANNUAL REPORT MARCH 31, 2011

Officers and Directors
Number of BlackRock-
Advised Registered
	Position(s)	Length		Investment Companies
	Held with	of Time		(“RICs”) Consisting of
Name, Address	Funds/	Served as		Investment Portfolios	Public
and Year of Birth	Master LLCs	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Independent Directors[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	1981/	of New York at Albany since 2000.	95 Portfolios
New York, NY 10055	and Director	2002
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	Fox Chase Cancer Center from 2004 to 2010; Member of the	95 Portfolios
New York, NY 10055	and Director		Archdiocesan Investment Committee of the Archdiocese of
1941			Philadelphia since 2004; Director, The Committee of Seventy
(civic) since 2006.
David O. Beim	Director	Since	Professor of Professional Practice at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	95 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina S. Horner	Director	Since	Executive Vice President of Teachers Insurance and Annuity Associa-	36 RICs consisting of	NSTAR (electric
55 East 52nd Street		2007	tion and College Retirement Equities Fund from 1989 to 2003.	95 Portfolios	and gas utility)
New York, NY 10055
1939
Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street	Member of the	2007	Professor of Humanities, New York University from 1993 to 2005	95 Portfolios	Inc. (marketing)
New York, NY 10055	Audit Committee		and Professor thereof from 1980 to 2005; President, Hudson
1939			Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham
University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.
Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		1994/	Business School Publishing from 2005 to 2010; Director, McLean	95 Portfolios	Inc. (manufacturing)
New York, NY 10055		2002	Hospital since 2005.
1952
Joseph P. Platt	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	95 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partners, LP		company)
1947			(private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation,
LLC (private investment company) from 2002 to 2008.
Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	95 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments)	36 RICs consisting of	None
55 East 52nd Street		2007	since 1999; Director, College Access Foundation of California	95 Portfolios
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward
1938			Management, LLC since 2007; Director, A.P. Pharma, Inc.
(pharmaceuticals) from 1983 to 2011; Director, The James Irvine
Foundation (philanthropic foundation) from 1998 to 2008.

ANNUAL REPORT MARCH 31, 2011 23

Officers and Directors (continued)
Number of BlackRock-
Advised Registered
	Position(s)	Length		Investment Companies
	Held with	of Time		(“RICs”) Consisting of
Name, Address	Funds/	Served as		Investment Portfolios	Public
and Year of Birth	Master LLCs	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish	Chair of the	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street	Audit Committee	2007	accountants and consultants) since 1976; Chairman Elect of	95 Portfolios
New York, NY 10055	and Trustee		the Professional Ethics Committee of the Pennsylvania Institute
1951			of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania
State University Accounting Department since 2001; Trustee, The
Holy Family Foundation from 2001 to 2010; President and Trustee,
Pittsburgh Catholic Publishing Associates from 2003 to 2008;
Director, Inter-Tel from 2006 to 2007.
Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street	Member of the	2007	Business, University of Pittsburgh since 2005 and Dean thereof	95 Portfolios
New York, NY 10055	Audit Committee		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945			since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.
[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in the terms of Directors who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served as a Director for the Funds/Master LLCs covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy
BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Funds’/Master LLCs’ board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
Interested Directors[3]
Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	168 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from 2000	288 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005.
Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	168 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	288 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
3 Mr. Davis is an “interested person” as defined in the 1940 Act, of the Funds/Master LLCs based on his position with BlackRock, Inc. and its affiliates.
Mr. Gabbay is an “interested person” of the Funds/Master LLCs based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until
December 31 of the year in which they turn 72. The Board has approved one-year extensions in the terms of Directors who turn 72 prior to December
31, 2013.

24 ANNUAL REPORT MARCH 31, 2011

Officers and Directors (concluded)
Position(s)
Name, Address	Held with Funds/	Length of
and Year of Birth	Master LLCs	Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
John M. Perlowski	President	Since	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009;
55 East 52nd Street	and Chief	2010	Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management,
New York, NY 10055	Executive		L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President
1964	Officer		thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family
Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street	President	2009	Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since
55 East 52nd Street	President	2009	2010; Chief Operating Officer and Head of the Global Client Group for BlackRock's Global Cash Management
New York, NY 10055			Business from 2007 to 2010; Head of BlackRock's Strategy and Development Group from 2005 to 2007; Partner
1964			of McKinsey & Co. from 1997 to 2005.
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA Vice		Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio
55 East 52nd Street	President	2009	Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the
New York, NY 10055			Securities Lending Group at Mellon Bank from 1999 to 2006.
1959
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the MLIM and Fund
55 East 52nd Street		2007	Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001
New York, NY 10055			to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Ira P. Shapiro	Secretary	Since	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays
55 East 52nd Street		2010	Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.
New York, NY 10055
1963
[1] Officers of the Funds/Master LLCs serve at the pleasure of the Boards.
Further information about the Officers and Directors is available in the Funds’/Master LLCs’ Statements of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor	Custodian	Accounting Agent	Distributor	Address of the Funds
and Administrator	State Street Bank	State Street Bank	BlackRock Investments, LLC	100 Bellevue Parkway
BlackRock Advisors, LLC	and Trust Company	and Trust Company	New York, NY 10022	Wilmington, DE 19809
Wilmington, DE 19809	Boston, MA 02111	Princeton, NJ 08540
Sub-Advisor	Transfer Agent	Independent Registered	Legal Counsel
BlackRock Institutional	Financial Data	Public Accounting Firm	Sidley Austin LLP
Management Corporation	Services, Inc.	Deloitte & Touche LLP	New York, NY 10019
Wilmington, DE 19809	Jacksonville, FL 32246	Princeton, NJ 08540

Effective November 16, 2010, Ira P. Shapiro became Secretary of the Funds/Master LLCs.

ANNUAL REPORT MARCH 31, 2011 25

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce ex-
penses and eliminate duplicate mailings of shareholder documents.
Mailings of your shareholder documents may be householded indefi-
nitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Funds/Master LLCs file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”)
for the first and third quarters of each fiscal year on Form N-Q. The
Funds’/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the
SEC’s Public Reference Room in Washington, D.C. Information on how
to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLCs’ Forms
N-Q may also be obtained upon request and without charge by calling
(800) 626 1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master LLCs use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLCs voted proxies relating to securities held in the Funds’/Master LLCs’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling
(800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

26 ANNUAL REPORT MARCH 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different pri-
vacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT MARCH 31, 2011 27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by each Fund’s

current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance informa-

tion, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are

as dated and are subject to change.

Item 2 – Code of Ethics – Each registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BIF Government
Securities Fund	$7,000	$6,800	$0	$0	$9,100	$6,100	$0	$216
Master Government	$25,300	$24,400	$0	$0	$13,000	$9,200	$0	$0
Securities LLC

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock
Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Fund Service Providers that relate directly to the operations and the financial reporting of the registrants. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-
approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant and Investment Adviser (not including any non-affiliated sub-
adviser whose role is primarily portfolio management and is sub-contracted with or overseen by the registrant’s investment adviser) and the Fund Service Providers were:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BIF Government Securities	$9,100	$17,093
Fund
Master Government Securities	$13,000	$19,977
LLC

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Fund’s Investment Adviser (not including any non-affiliated sub-
adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and the Fund Service Providers that were not pre-
approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to
Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Government Securities Fund and Master Government Securities LLC

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Government Securities Fund and Master Government Securities LLC

Date: June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Government Securities Fund and Master Government Securities LLC

Date: June 3, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Government Securities Fund and Master Government Securities LLC

Date: June 3, 2011